Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the six months ended June 30, 2026, RSU activity was as follows:

	Number of RSUs (in thousands)	Weighted-Average Grant-date Fair Value Per Share	Weighted-Average Share Price on Release Date
Outstanding at January 1, 2026	1,719	$51.24
Granted during the year	600	87.98
Released during the year	(295)	51.93	$92.11
Forfeited during the year	(15)	56.38
Outstanding at June 30, 2026	2,009	$62.08

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the six months ended June 30, 2026, PSU activity was as follows:

	Number of PSUs (in thousands)	Weighted-Average Grant-date Fair Value Per Share	Weighted-Average Share Price on Release Date Per Share
Outstanding at January 1, 2026	267	$52.77
Granted during the year (reflected at target)	167	77.04
Achievement above target	89	52.77
Released during the year	(178)	52.77	$75.28
Outstanding at June 30, 2026	345	$64.52

Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the six months ended June 30, 2026, stock option activity was as follows:

	Number of Options (in thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Share Price on Exercise Date Per Share	Weighted-Average Remaining Contractual Term (in years)
Outstanding at January 1, 2026	769	$17.43		1.4
Exercised during the year	(423)	$16.04	$76.16
Outstanding at June 30, 2026	346	$19.13		1.1
Exercisable at June 30, 2026	346	$19.13		1.1